FAIR VALUE MEASUREMENT - Derivative contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments
Unrealized fair value of derivative assets, current	$ 17.0	$ 16.1
Unrealized fair value of derivative assets, non-current	3.9	6.0
Unrealized fair value of derivative assets	20.9	22.1
Unrealized fair value of derivative liabilities, current	(1.1)	(7.1)
Unrealized fair value of derivative liabilities, non-current	(0.2)
Unrealized fair value of derivative liabilities	(1.3)	(7.1)
Net asset (liability)	19.6	15.0
Accumulated other comprehensive income (loss)	21.1	39.1	$ (31.3)
TRS
Financial Instruments
Net asset (liability)	0.6	(6.2)
Accumulated other comprehensive income (loss)	0.0	0.0
Derivative Contracts
Financial Instruments
Net asset (liability)	19.6	15.0
Accumulated other comprehensive income (loss)	14.2	15.5
Foreign currency forward and collar contracts
Financial Instruments
Net asset (liability)	6.1	8.9
Accumulated other comprehensive income (loss)	4.4	5.9
Reclassification of amounts to net earnings within the next 12 months as a result of settling the contracts	4.2
Energy swap contracts
Financial Instruments
Net asset (liability)	12.9	12.3
Accumulated other comprehensive income (loss)	9.8	$ 9.6
Reclassification of amounts to net earnings within the next 12 months as a result of settling the contracts	$ 7.3